COMMON STOCK AND TREASURY STOCK (Details Narrative) - USD ($)																									3 Months Ended			12 Months Ended
	Sep. 12, 2022	Aug. 04, 2022	Jul. 14, 2022	May 10, 2022	Apr. 04, 2022	Mar. 21, 2022	Mar. 07, 2022	Feb. 17, 2022	Feb. 14, 2022	Jan. 21, 2022	Nov. 12, 2021	Nov. 10, 2021	Nov. 04, 2021	Oct. 22, 2021	Oct. 21, 2021	Oct. 13, 2021	Oct. 07, 2021	Sep. 27, 2021	Sep. 24, 2021	Sep. 14, 2021	Aug. 10, 2021	Jun. 04, 2021	May 28, 2021	Mar. 09, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																												35,000,000,000	35,000,000,000	35,000,000,000
Common Stock, Par or Stated Value Per Share																												$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding																												17,403,876,165	18,589,705,254	13,513,561,065
Number shares issued for common stock											100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Issued value																											$ 40,032	$ 5,257,524
Convertible Debt				$ 33,056
Stock Issued During Period, Value, Issued for Services																						$ 7,500,000,000			$ 7,000	$ 73,000
Conversions of various notes payable																$ 137,500	$ 137,500	$ 200,000	$ 200,000	$ 25,000	$ 25,000
Debt Conversion, Converted Instrument, Shares Issued																458,333,335	458,333,333	666,666,666	666,666,666	250,000,000	250,000,000
Shares Issued, Price Per Share											$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Note One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversions of various notes payable																							$ 17,000
Note Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversions of various notes payable																							23,032
Treasury Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Treasury stock shares																												188,181,000	188,181,000	188,181,000
Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares									90,000,000
Tangiers Investment Group LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						27,500,000
Issued value						$ 55,000
Mac Rab LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				16,527,775
BHP Capital NY [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			25,000,000
Issued value			$ 25,000
Quick Capital L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			25,000,000
Issued value			$ 25,000
RPG Capital Partners Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	15,000,000	25,000,000
Issued value	$ 15,000	$ 25,000
Lloyd Spencer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares									30,000,000	428,571,428
Number of shares issued for common stock, as compensation										$ 150,000
Shares issued							33,000,000
Issued value							$ 66,000
Stock Issued During Period, Value, Issued for Services																								$ 7,500,000,000
Accrued Salaries																								$ 750,000
Other Individual One [Member] | Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares									30,000,000
Other Individual Two [Member] | Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares									30,000,000
Other Individual Three [Member] | Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares									30,000,000
Bill Elder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services					20,000,000
Mutual Release and Settlement Agreement With Y.A Global Investment LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number shares issued for common stock										206,896,552
Production Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number shares issued for common stock									83,333,334
License Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number shares issued for common stock								160,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding																												17,403,876,165	18,589,705,254
Number shares issued for common stock														20,000,000														740,000,000
Shares issued																											400,315,100	3,150,315,100
Issued value																											$ 40,032	$ 315,032
Stock Issued During Period, Shares, Issued for Services																									20,000,000	203,333,334
Stock Issued During Period, Value, Issued for Services																							$ 400,315,100		$ 2,000	$ 20,333
Shares Issued, Price Per Share														$ 0.0005
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																												35,000,000,000